Note 9 - Leases (Details) - Refundable Guarantee Deposits - JPY (¥) ¥ in Thousands		Mar. 31, 2015	Mar. 31, 2014
Note 9 - Leases (Details) - Refundable Guarantee Deposits [Line Items]
Refundable guarantee deposits		¥ 2,800,201	¥ 1,264,535
Head Office [Member]
Note 9 - Leases (Details) - Refundable Guarantee Deposits [Line Items]
Refundable guarantee deposits	[1]	2,187,901	666,480
Sales and Subsidiaries Offices [Member]
Note 9 - Leases (Details) - Refundable Guarantee Deposits [Line Items]
Refundable guarantee deposits		547,549	554,610
Others [Member]
Note 9 - Leases (Details) - Refundable Guarantee Deposits [Line Items]
Refundable guarantee deposits		¥ 64,751	¥ 43,445

[1]	Guarantee deposits-current related to the former head office in the amount of 1,462,223 thousand was excluded from the table above as of March 31, 2014.